Federal Home Loan Bank Advances and Other Short-Term Borrowings - Contractual Maturities Of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Banks [Abstract]
Due in 2023	$ 243,100
Due in 2024	100,000
Total	$ 343,100	$ 275,000